Trade and Other Payables - Schedule of Trade and Other Payables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Trade and Other Payables [Abstract]
Trade payables	$ 4,427,737	$ 416,987
Employee benefits payable	28,800	22,723
Accrued directors’ emoluments	840,000
Accrual and other payables	1,279,680	2,172,481
Trade and other payables	$ 6,576,217	$ 2,612,191